Pay vs Performance Disclosure	12 Months Ended
	Dec. 26, 2025 USD ($)	Dec. 27, 2024 USD ($)	Dec. 29, 2023 USD ($)	Dec. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	As required by Item 402(v) of Regulation S-K, the Company is providing the following information concerning pay versus performance.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1)(2)	Compensation Actually Paid to CEO(3)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers(1)(2)	Average Compensation Actually Paid to Non-CEO Named Executive Officers(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Income(6)	Adjusted Diluted Earnings Per Share(7)
2025	$1,628,438	$(5,279,001)	$816,856	$(1,365,341)	$154	$262	12,943	$1.55
2024	$15,933,536	$4,407,241	$5,258,307	$1,713,451	$216	$158	29,630	$1.68
2023	$2,375,670	$4,557,509	$1,080,195	$1,813,398	$156	$139	34,151	$1.55
2022	$5,540,340	$5,954,698	$2,198,741	$2,343,269	$137	$105	40,802	$1.52
2021	$6,081,600	$4,262,516	$2,391,965	$1,780,479	$135	$90	41,545	$1.31

(1) For each year shown, the CEO was Ted A. Fernandez and the other named executive officers were David N. Dungan and Robert A. Ramirez.

(2) The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 23. (See the footnotes to the SCT for further detail regarding the amounts in this column. For 2024 this includes the grant date fair value of the Stock Price Award grant).

(3) See “Computation of Compensation Actually Paid” below for a discussion of the amounts included in this column.

(4) Reflects the cumulative total shareholder return (“TSR”) of the Company for the year ended December 31, 2021, the two-years ended December 31, 2022, the three years ended December 31, 2023, the four years ended December 31, 2024 and the five years ended December 31, 2025, assuming a $100 investment at the closing price on December 31, 2020 and the reinvestment of all dividends.

(5) Reflects the cumulative total shareholder return of the peer group utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company's Annual Report for the year ended December 26, 2025 that consists of Alithya Group Inc. (formerly known as Edgewater Technology, Inc.), Huron Consulting Group, Inc. and Information Services Group, Inc. for the year ended December 31, 2021, the two years ended December 30, 2022, the three years ended December 29, 2023, the four years ended December 27, 2024 and the five years ended December 26, 2025, assuming a $100 investment at the closing price on January 1, 2021 and the reinvestment of all dividends.

(6) Amounts in thousands.

(7) The Company primarily uses adjusted diluted earnings per share to determine the performance-based compensation paid to its named executive officers. As such, it represents, in the Company’s assessment, the most important financial performance measure that is not otherwise disclosed in the table above used by the Company to link Compensation Actually Paid to the registrant’s named executive officers for the years presented in the table. (For the definition of adjusted diluted earnings per share see “Compensation Discussion and Analysis – The Elements of Executive Compensation at the Company” on page 15 of this proxy statement).

Company Selected Measure Name	adjusted diluted earnings per share
Named Executive Officers, Footnote	the other named executive officers were David N. Dungan and Robert A. Ramirez.
Peer Group Issuers, Footnote	Reflects the cumulative total shareholder return of the peer group utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company's Annual Report for the year ended December 26, 2025 that consists of Alithya Group Inc. (formerly known as Edgewater Technology, Inc.), Huron Consulting Group, Inc. and Information Services Group, Inc. for the year ended December 31, 2021, the two years ended December 30, 2022, the three years ended December 29, 2023, the four years ended December 27, 2024 and the five years ended December 26, 2025, assuming a $100 investment at the closing price on January 1, 2021 and the reinvestment of all dividends.

PEO Total Compensation Amount	$ 1,628,438	$ 15,933,536	$ 2,375,670	$ 5,540,340	$ 6,081,600
PEO Actually Paid Compensation Amount	$ (5,279,001)	4,407,241	4,557,509	5,954,698	4,262,516
Adjustment To PEO Compensation, Footnote	The amounts shown in this column are computed in accordance with Item 402(v) of Regulation S-K. “Compensation Actually Paid” for the Company's CEO and “Average Compensation Actually Paid” for its other named executive officers was computed as follows:

	CEO
	2025	2024	2023	2022	2021
SCT Total Compensation	$1,628,438	$15,933,536	$2,375,670	$5,540,340	$6,081,600
Minus SCT Stock Awards Value	(334,688)	(14,019,025)	(1,023,570)	(2,748,240)	(3,027,600)
Plus Value of Unvested Equity Awards Granted in respective year	1,218,130	1,350,316	2,852,216	3,207,073	959,387
Change in Value of Unvested Equity Awards during respective year	(6,490,994)	1,101,503	289,289	(7,063)	247,995
Change in Value of Equity Awards Vested in respective year	(1,299,887)	40,911	63,904	(37,412)	1,134
Total Compensation Actually Paid	$(5,279,001)	$4,407,241	$4,557,509	$5,954,698	$4,262,516

	Other NEOs
	2025	2024	2023	2022	2021
SCT Total Compensation	$816,856	$5,258,307	$1,080,195	$2,198,741	$2,391,965
Minus SCT Stock Awards Value	(147,856)	(4,346,521)	(368,827)	(942,933)	(1,039,545)
Plus Value of Unvested Equity Awards Granted in respective year	353,309	407,422	978,598	1,101,172	327,084
Change in Value of Unvested Equity Awards during respective year	(2,014,631)	378,027	101,282	(2,640)	100,625
Change in Value of Equity Awards Vested in respective year	(373,019)	16,215	22,150	(11,071)	350
Total Compensation Actually Paid	$(1,365,341)	$1,713,451	$1,813,398	$2,343,269	$1,780,479

Non-PEO NEO Average Total Compensation Amount	$ 816,856	5,258,307	1,080,195	2,198,741	2,391,965
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,365,341)	1,713,451	1,813,398	2,343,269	1,780,479
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown in this column are computed in accordance with Item 402(v) of Regulation S-K. “Compensation Actually Paid” for the Company's CEO and “Average Compensation Actually Paid” for its other named executive officers was computed as follows:

	CEO
	2025	2024	2023	2022	2021
SCT Total Compensation	$1,628,438	$15,933,536	$2,375,670	$5,540,340	$6,081,600
Minus SCT Stock Awards Value	(334,688)	(14,019,025)	(1,023,570)	(2,748,240)	(3,027,600)
Plus Value of Unvested Equity Awards Granted in respective year	1,218,130	1,350,316	2,852,216	3,207,073	959,387
Change in Value of Unvested Equity Awards during respective year	(6,490,994)	1,101,503	289,289	(7,063)	247,995
Change in Value of Equity Awards Vested in respective year	(1,299,887)	40,911	63,904	(37,412)	1,134
Total Compensation Actually Paid	$(5,279,001)	$4,407,241	$4,557,509	$5,954,698	$4,262,516

	Other NEOs
	2025	2024	2023	2022	2021
SCT Total Compensation	$816,856	$5,258,307	$1,080,195	$2,198,741	$2,391,965
Minus SCT Stock Awards Value	(147,856)	(4,346,521)	(368,827)	(942,933)	(1,039,545)
Plus Value of Unvested Equity Awards Granted in respective year	353,309	407,422	978,598	1,101,172	327,084
Change in Value of Unvested Equity Awards during respective year	(2,014,631)	378,027	101,282	(2,640)	100,625
Change in Value of Equity Awards Vested in respective year	(373,019)	16,215	22,150	(11,071)	350
Total Compensation Actually Paid	$(1,365,341)	$1,713,451	$1,813,398	$2,343,269	$1,780,479

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between Company TSR and Peer Group TSR

Year	Total Shareholder Return(4)	Year over Year Increase (Decrease)	Peer group Total Shareholder Return(5)	Year over Year Increase (Decrease)
2025	$154	-29%	$262	66%
2024	$216	38%	$158	14%
2023	$156	14%	$139	32%
2022	$137	1%	$105	16%
2021	$135	46%	$90	2%

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Income/Adjusted Diluted Earnings Per Share

The following is provided to describe the relationship between executive compensation and financial performance of the Company, as well as the relationship between the Company’s TSR and the TSR for the Company’s peer group, in each case over the years covered in the table above.

Year	Compensation Actually Paid to CEO(3)(4)	Year over Year Increase (Decrease)	Average Compensation Actually Paid to Non-CEO Named Executive Officers(3)(4)	Year over Year Increase (Decrease)	Net Income(6)	Year over Year Increase (Decrease)	Adjusted Diluted Earnings Per Share	Year over Year Increase (Decrease)
2025	$(5,279,001)	-220%	$(1,365,341)	-180%	$12,943	-56%	$1.55	-8%
2024	$4,407,241	-3%	$1,713,451	-6%	$29,630	-13%	$1.68	8%
2023	$4,557,509	-23%	$1,813,398	-23%	$34,151	-16%	$1.55	2%
2022	$5,954,698	40%	$2,343,269	32%	$40,802	-2%	$1.52	16%
2021	$4,262,516	164%	$1,780,479	103%	$41,545	659%	$1.31	90%

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Compensation Actually Paid and Net Income/Adjusted Diluted Earnings Per Share

The following is provided to describe the relationship between executive compensation and financial performance of the Company, as well as the relationship between the Company’s TSR and the TSR for the Company’s peer group, in each case over the years covered in the table above.

Year	Compensation Actually Paid to CEO(3)(4)	Year over Year Increase (Decrease)	Average Compensation Actually Paid to Non-CEO Named Executive Officers(3)(4)	Year over Year Increase (Decrease)	Net Income(6)	Year over Year Increase (Decrease)	Adjusted Diluted Earnings Per Share	Year over Year Increase (Decrease)
2025	$(5,279,001)	-220%	$(1,365,341)	-180%	$12,943	-56%	$1.55	-8%
2024	$4,407,241	-3%	$1,713,451	-6%	$29,630	-13%	$1.68	8%
2023	$4,557,509	-23%	$1,813,398	-23%	$34,151	-16%	$1.55	2%
2022	$5,954,698	40%	$2,343,269	32%	$40,802	-2%	$1.52	16%
2021	$4,262,516	164%	$1,780,479	103%	$41,545	659%	$1.31	90%

Total Shareholder Return Vs Peer Group

Description of Relationship Between Company TSR and Peer Group TSR

Year	Total Shareholder Return(4)	Year over Year Increase (Decrease)	Peer group Total Shareholder Return(5)	Year over Year Increase (Decrease)
2025	$154	-29%	$262	66%
2024	$216	38%	$158	14%
2023	$156	14%	$139	32%
2022	$137	1%	$105	16%
2021	$135	46%	$90	2%

Tabular List, Table	Tabular List of Most Important Financial Performance Measures • Adjusted diluted earnings per share • Annual contract value growth
Total Shareholder Return Amount	$ 154	216	156	137	135
Peer Group Total Shareholder Return Amount	262	158	139	105	90
Net Income (Loss)	$ 12,943,000	$ 29,630,000	$ 34,151,000	$ 40,802,000	$ 41,545,000
Company Selected Measure Amount	1.55	1.68	1.55	1.52	1.31
PEO Name	Ted A. Fernandez
Peo Actually Paid Total Compensations Percentage	(220.00%)	(3.00%)	(23.00%)	40.00%	164.00%
Non PEO NEO Actually Paid Compensation Percentages	(180.00%)	(6.00%)	(23.00%)	32.00%	103.00%
Net Income (Loss) percentage	(56.00%)	(13.00%)	(16.00%)	(2.00%)	659.00%
Company Selected Measure Name Percentage	(8.00%)	8.00%	2.00%	16.00%	90.00%
Total Shareholder Return Percentage	(29.00%)	38.00%	14.00%	1.00%	46.00%
Peer Group Total Shareholder Return Percentage	66.00%	14.00%	32.00%	16.00%	2.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted diluted earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name	Annual contract value growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (334,688)	$ (14,019,025)	$ (1,023,570)	$ (2,748,240)	$ (3,027,600)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,218,130	1,350,316	2,852,216	3,207,073	959,387
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,490,994)	1,101,503	289,289	(7,063)	247,995
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,299,887)	40,911	63,904	(37,412)	1,134
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(147,856)	(4,346,521)	(368,827)	(942,933)	(1,039,545)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	353,309	407,422	978,598	1,101,172	327,084
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,014,631)	378,027	101,282	(2,640)	100,625
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (373,019)	$ 16,215	$ 22,150	$ (11,071)	$ 350